CONSOLIDATED STATEMENTS OF STOCKHOLDERS' DEFICIT - USD ($)	Common Stock	Additional Paid-in Capital	Other Comprehensive Income (Loss)	Accumulated Deficit	Total Stockholders' Equity
Beginning Balance, shares at Dec. 31, 2013	14,522,727
Beginning Balance, amount at Dec. 31, 2013	$ 2,358,954	$ 9,527	$ 1,236	$ (2,292,419)	$ 77,298
Unrealized gain (loss) on marketable securities			(89,499)		(89,499)
Net loss for the period				(542,512)	(542,512)
Ending Balance, shares at Dec. 31, 2014	14,522,727
Ending Balance, amount at Dec. 31, 2014	$ 2,358,954	9,527	(88,263)	(2,834,931)	(554,713)
Unrealized foreign exchange translation gain (loss)			86,927		86,927
Net loss for the period				(65,470)	(65,470)
Ending Balance, shares at Dec. 31, 2015	14,522,727
Ending Balance, amount at Dec. 31, 2015	$ 2,358,954	$ 9,527	$ (1,336)	$ (2,900,401)	$ (533,256)